CONDENSED STATEMENT OF CHANGES IN CONVERTIBLE PREFERRED STOCK (SERIES A REDEEMABLE CONVERTIBLE PREFERRED STOCK)	1 Months Ended	9 Months Ended		12 Months Ended
	Feb. 28, 2014 shares	Sep. 30, 2015 EUR (€) shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares
Increase (decrease) in temporary equity
Beginning Balance			$ 7,304,914
Ending Balance				$ 7,304,914
Series A redeemable convertible preferred stock
Increase (decrease) in temporary equity
Beginning Balance			$ 7,304,914
Beginning Balance (in shares) | shares		3,015,902	3,015,902
Issuance of redeemable convertible preferred stock, net				$ 6,658,241
Issuance of convertible preferred stock (in shares) | shares	2,224,991			3,015,902
Deemed dividends on Series A			$ 263,060	$ 610,889
Accretion of issuance costs			$ 83,314	35,784
Ending Balance		€ 0		$ 7,304,914
Ending Balance (in shares) | shares				3,015,902